Loss Per Share	12 Months Ended
Dec. 31, 2016
Loss Per Share [Abstract]
LOSS PER SHARE

15. LOSS PER SHARE

	Years Ended December 31,
	2016	2015
Numerator:
Net loss	$(12,726,080)	$(6,381,862)

Denominator:
Weighted average number of common shares outstanding-basic and diluted	177,459,678	151,682,554

Basic and diluted loss per share	$(0.07)	$(0.04)

Common shares of 7,950,411 resulting from the assumed conversion of 8% Convertible Note (Note 12) were excluded from the calculation of diluted loss per share for the years ended December 31, 2016 as their effect is anti-dilutive.